Purchase of LAT Pharma	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Business Combinations [Abstract]
Purchase of LAT Pharma

7. Purchase of LAT Pharma

On April 11, 2016, the Company entered into and consummated an Agreement and Plan of Merger (the “Merger Agreement”), with LAT Acquisition Corp., a Nevada corporation and wholly-owned subsidiary of the Company (“Acquisition”) and LAT Pharma, LLC an Illinois limited liability company (“LAT”). Pursuant to the terms of the Merger Agreement, Acquisition merged with and into LAT in a statutory triangular merger (the “Merger”) with LAT surviving as a wholly-owned subsidiary of the Company. As consideration for the Merger, the Company issued the interest holders of LAT (the “LAT Holders”) an aggregate of 39,820,000 shares of our Common Stock issued to the LAT Holders in accordance with their pro rata ownership of LAT membership interests prior to the Merger. Following the Merger, the Registrant will continue the development of LAT’s lead clinical therapeutic candidate Continuous low-dose Infusion (CI) Terlipressin.

Immediately prior to the Merger, the Company had 87,210,000 shares of Common Stock issued and outstanding. In connection with the Merger, certain shareholders of the Company collectively agreed to retire and cancel an aggregate of 39,869,999 shares of Common Stock. Following the consummation of the Merger, the issuance of the Merger Shares of the 39,820,000 shares of Common Stock, the Company had 87,160,001 shares of Common Stock issued and outstanding and the LAT Holders beneficially own 39,820,000 shares or approximately forty-six percent (46%) of such issued and outstanding Common Stock.

Under the purchase method of accounting, the transaction was valued for accounting purposes at $2,389,200, which was the estimated fair value of the consideration paid by the Company. The estimate was based on the consideration paid of 39,820,000 shares of common stock valued based on the closing price on 04/11/2016 of $0.06 per share.

The assets and liabilities of LAT Pharma, Inc. were recorded at their respective fair values as of the closing date of the Merger Agreement, and the following table summarizes these values based on the balance sheet at April 11, 2016.

$2,303,682	Assets Purchased
260,193	Liabilities Assumed
2,043,489	Net Assets Purchased
2,389,200	Purchase Price
$345,711	Goodwill from Purchase

Intangible asset detail

$2,293,770	Intangible Intellectual Property
345,711	Goodwill
$2,639,481	Intangible Asset from Purchase

Under the 338(h)(10) election, all goodwill and intangibles related to the acquisition of LAT Pharma will be fully deductible for tax purposes.

The intangible intellectual property is amortized over 10 years.

	September 2016	September 2015
Intangible Assets subject to Amortization	$2,293,770	$—
Amortization Expense in current year	$57,344	$—
Accumulated Amortization at year end	$108,380	$—

The previous year amortization expense has been amortized for the period from April 11, 2016 to June 30, 2016. The estimated Amortization expense for each of the five succeeding fiscal years will be approximately $229,300 per year.

7. Purchase of LAT Pharma

On April 11, 2016, the Company entered into and consummated an Agreement and Plan of Merger (the “Merger Agreement”), with LAT Acquisition Corp., a Nevada corporation and wholly-owned subsidiary of the Company (“Acquisition”) and LAT Pharma, LLC an Illinois limited liability company (“LAT”). Pursuant to the terms of the Merger Agreement, Acquisition merged with and into LAT in a statutory triangular merger (the “Merger”) with LAT surviving as a wholly-owned subsidiary of the Company. As consideration for the Merger, the Company issued the interest holders of LAT (the “LAT Holders”) an aggregate of 39,820,000 shares of our Common Stock issued to the LAT Holders in accordance with their pro rata ownership of LAT membership interests prior to the Merger. Following the Merger, the Registrant will continue the development of LAT’s lead clinical therapeutic candidate Continuous low-dose Infusion (CI) Terlipressin.

Immediately prior to the Merger, the Company had 87,210,000 shares of Common Stock issued and outstanding. In connection with the Merger, certain shareholders of the Company collectively agreed to retire and cancel an aggregate of 39,869,999 shares of Common Stock. Following the consummation of the Merger, the issuance of the Merger Shares of the 39,820,000 shares of Common Stock, the Company had 87,160,001 shares of Common Stock issued and outstanding and the LAT Holders beneficially own 39,820,000 shares or approximately forty-six percent (46%) of such issued and outstanding Common Stock.

Under the purchase method of accounting, the transaction was valued for accounting purposes at $2,389,200, which was the estimated fair value of the consideration paid by the Company. The estimate was based on the consideration paid of 39,820,000 shares of common stock valued based on the closing price on 04/11/2016 of $0.06 per share.

The assets and liabilities of LAT Pharma, Inc. were recorded at their respective fair values as of the closing date of the Merger Agreement, and the following table summarizes these values based on the balance sheet at April 11, 2016.

$2,303,682	Assets Purchased
260,193	Liabilities Assumed
2,043,489	Net Assets Purchased
2,389,200	Purchase Price
$345,711	Goodwill from Purchase

Intangible asset detail

$2,293,770	Intangible Intellectual Property
345,711	Goodwill
$2,639,481	Intangible Asset from Purchase

Under the 338(h)(10) election, all goodwill and intangibles related to the acquisition of LAT Pharma will be fully deductible for tax purposes.

The intangible intellectual property is amortized over 10 years.

	June 2016	June 2015
Intangible Assets subject to Amortization	$2,293,770	$—
Amortization Expense in current year	$51,036	$—
Accumulated Amortization at year end	$51,036	$—

The current year amortization expense has been amortized for the period from April 11, 2016 to June 30,2016. The estimated Amortization expense for each of the five succeeding fiscal years will be approximately $229,300 per year.